INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2020
INVESTMENT SECURITIES
INVESTMENT SECURITIES

6. INVESTMENT SECURITIES

Investment securities consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Available-for-sale debt securities:
Mengmei Life Pty. Ltd (“Mengmei”)(a).	23,523,746	—
Equity securities with readily determinable fair value:
Warrant to purchase Mengmei’s interests(a).	5,302	—
Others.	50,000	50,000
	23,579,048	50,000

(a)   On September 7, 2018, the Group entered into an investment agreement with Mengmei to acquire 9,375,000 redeemable convertible preferred shares, which represented 8.15% equity interest of Mengmei on a fully-diluted basis, in exchange for a cash consideration of US$3 million (equivalent to RMB20,587,500). The investment was classified as AFS debt security because the investment contains substantive liquidation preference and redemption provision and is redeemable at the option of the investor. The Group recorded the investment at fair value. Unrealized gain of US$256,068 (equivalent to RMB1,693,634) and US$230,731 (equivalent to RMB1,591,098) and US$208,098 (equivalent to RMB1,456,370), net of nil income taxes were recorded in other comprehensive income for the years ended December 31, 2018, 2019 and 2020, respectively.

In connection with this transaction, the Group also received a warrant to purchase certain number of shares in a single transaction or a series of related transactions from Mengmei’s founders within three years from the issuance date, so as to enable the Group holding no less than 51% of all equity interests of Mengmei on a fully-diluted basis. The exercise price of the warrant was determined based on the 100% equity value of Mengmei between US$100,000,000 and US$200,000,000. The warrant is an equity security with readily determinable fair value.

Losses of US$74,185 (equivalent to RMB490,661), US$39,854 (equivalent to RMB274,829) and US$750 (equivalent to RMB5,268) were recorded in changes in fair value of financial instruments for the years ended December 31, 2018, 2019 and 2020, respectively.

For initial recognition, the Group allocated the total consideration to AFS debt security and warrant based on their relative fair values.

6. INVESTMENT SECURITIES (Continued)

On July 28, 2020, the Group entered into a share purchase agreement with Jinxin Fertility Group Company Limited to sell 9,375,000 redeemable convertible preferred shares of Mengmei and the warrant issued by Mengmei's founders in exchange for a cash consideration of US$3,580,108 (equivalent to RMB25,023,165). Accumulated unrealized gain of US$694,897 (equivalent to RMB4,863,233) was recorded in gain on disposal of an investment security for the year ended December 31, 2020.